INVESTMENTS (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2020 $ / shares	Apr. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital
Short-term investments, Additions				$ 8,213
Short-term investments, Disposals				(501)
Short-term investments, Exercise and Transfers				5,169
Short-term investments, Fair Value Adjustments				5,357
Short-term investments, ending balance				18,238
Non-current investments, beginning balance				7,148
Non-current investments, Additions				2,519
Non-current investments, Disposals				(1,505)
Non-current investments, Exercise and Transfers				(7,162)
Non-current investments, ending balance				1,000	$ 7,148
Investments, beginning balance				7,148	4,458
Investments, Additions				10,732	3,597
Investments, Disposals				(2,006)
Investments, Exercise and Transfers				(1,993)
Investments, Fair Value Adjustments				5,357	(907)
Investments, ending balance				19,238	7,148
Selling price of underlying common shares | $ / shares	$ 4.29
TMAC common shares subscribed						$ 3,000
Convertible debenture
Disclosure of classes of share capital
Non-current investments, Additions				1,000
Non-current investments, ending balance		$ 1,000		1,000
Term of the debenture		2 years
Interest rate (as a percent)		12.00%
Percentage of total issued and outstanding capital stock of Kirungu in to which the debenture is convertible		19.90%
Percentage of additional silver that the company has right to purchase from the operating El Mochito mine		3.00%
Percentage of royalty, that the company has right to receive		0.30%
Common shares
Disclosure of classes of share capital
Short-term investments, Additions				8,205
Short-term investments, Disposals				(501)
Short-term investments, Exercise and Transfers				7,020
Short-term investments, Fair Value Adjustments				3,466
Short-term investments, ending balance				18,190
Non-current investments, beginning balance				7,006
Non-current investments, Additions				1,519
Non-current investments, Disposals				(1,505)
Non-current investments, Exercise and Transfers				(7,020)
Non-current investments, ending balance					7,006
Investments, beginning balance				7,006	4,224
Investments, Additions					3,597
Investments, Fair Value Adjustments					(815)
Investments, ending balance					7,006
Warrants
Disclosure of classes of share capital
Short-term investments, Additions				8
Short-term investments, Exercise and Transfers				(1,851)
Short-term investments, Fair Value Adjustments				1,891
Short-term investments, ending balance				48
Non-current investments, beginning balance				142
Non-current investments, Exercise and Transfers				(142)
Non-current investments, ending balance					142
Investments, beginning balance				$ 142	234
Investments, Fair Value Adjustments					(92)
Investments, ending balance					$ 142
Northern Vertex Mining Corp
Disclosure of classes of share capital
Amount of financing			$ 20.0
Number of share purchase warrants agreed to exercise | shares			19.5	19.5
Exercise price of share purchase warrants | $ / shares			$ 0.40
Selling price of underlying common shares | $ / shares			$ 0.50